CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows (Used In) Provided By: Operating Activities
Net loss for the year	$ (1,103,902)	$ (269,508)	$ (1,205,039)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization	23,306	24,085	15,074
Share-based compensation	250,819	64,403	147,622
Inventory obsolescence	28,243	22,453	26,699
Changes in operating assets and liabilities:
Receivables	21,627	137,539	46,710
Loans receivable	0	0	16,026
Prepaid expenses	7,891	9,396	(13,356)
Inventory	(10,618)	(67,842)	(13,014)
Deferred revenue	3,188	0	0
Due to related parties	0	311,233	322,985
Accrued dividends payable	0	(734,228)	101,398
Accounts payable and accrued liabilities	(79,268)	(24,454)	101,962
Net cash used in operating activities	(858,714)	(526,923)	(452,933)
Investing Activities
Cash paid to acquire business	0	0	(27,850)
Purchase of equipment	(22,009)	(11,402)	(7,425)
Net cash used in investing activities	(22,009)	(11,402)	(35,275)
Financing Activity
Proceeds from loans payable to related parties	847,630	534,294	419,050
Principal portion of lease payments	(5,831)	0	0
Net cash provided by financing activities	841,799	534,294	419,050
Net Decrease in Cash	(38,924)	(4,031)	(69,158)
Cash, Beginning of Year	56,130	60,161	129,319
Cash, End of Year	17,206	56,130	60,161
Non-cash investing and financing activities
Acquisition of assets under capital leases	53,139	0	0
Issuance of preferred shares to settle related party debt	$ 0	$ 7,863,855	$ 0